Schedules of Investments ─ IQ Candriam ESG U.S. Equity ETF

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Communication Services — 11.4%
Activision Blizzard, Inc.	263	$15,380
Alphabet, Inc., Class A*	102	146,144
Alphabet, Inc., Class C*	104	149,160
AT&T, Inc.	2,521	94,840
CenturyLink, Inc.	373	5,095
Charter Communications, Inc., Class A*	55	28,460
Comcast Corp., Class A	1,568	67,722
Discovery, Inc., Class C*	115	3,194
Discovery, Inc., Class A*	50	1,463
DISH Network Corp., Class A*	86	3,162
Electronic Arts, Inc.*	101	10,900
Fox Corp., Class A	123	4,561
Fox Corp., Class B	58	2,107
Interpublic Group of Cos., Inc. (The)	133	3,019
Omnicom Group, Inc.	75	5,648
Sirius XM Holdings, Inc.	440	3,111
Take-Two Interactive Software, Inc.*	38	4,736
Twitter, Inc.*	257	8,347
Verizon Communications, Inc.	1,426	84,762
ViacomCBS, Inc., Class B	185	6,314
Walt Disney Co. (The)	626	86,582
Zayo Group Holdings, Inc.*	79	2,745
Total Communication Services		737,452

Consumer Discretionary — 12.7%
Advance Auto Parts, Inc.	25	3,294
Amazon.com, Inc.*	145	291,264
Aramark	85	3,752
Autoliv, Inc.	30	2,299
Best Buy Co., Inc.	80	6,775
Booking Holdings, Inc.*	15	27,458
BorgWarner, Inc.	70	2,400
CarMax, Inc.*	58	5,628
Chipotle Mexican Grill, Inc.*	9	7,801
Darden Restaurants, Inc.	41	4,774
Dollar General Corp.	90	13,807
eBay, Inc.	280	9,397
Ford Motor Co.	1,352	11,925
Gap, Inc. (The)	95	1,654
Hasbro, Inc.	40	4,075
Hilton Worldwide Holdings, Inc.	100	10,780
Home Depot, Inc. (The)	381	86,906
Lear Corp.	20	2,464
Lowe's Cos., Inc.	267	31,036
Lululemon Athletica, Inc.*	40	9,576
Marriott International, Inc., Class A	92	12,885
McDonald's Corp.	263	56,274
MercadoLibre, Inc.*	18	11,934
Mohawk Industries, Inc.*	20	2,634
NIKE, Inc., Class B	427	41,120
PulteGroup, Inc.	89	3,974
PVH Corp.	25	2,179
Royal Caribbean Cruises Ltd.	60	7,025
Starbucks Corp.	401	34,017
Tapestry, Inc.	100	2,577
Target Corp.	176	19,490
Tesla, Inc.*	48	31,227
Tiffany & Co.	40	5,361
TJX Cos., Inc. (The)	387	22,848
Tractor Supply Co.	40	3,718
Ulta Beauty, Inc.*	20	5,358
Under Armour, Inc., Class A*	65	1,312
Under Armour, Inc., Class C*	65	1,167
VF Corp.	114	9,459
Yum! Brands, Inc.	105	11,106
Total Consumer Discretionary		822,730

Consumer Staples — 6.8%
Bunge Ltd.	45	2,359
Campbell Soup Co.	65	3,145
Church & Dwight Co., Inc.	85	6,309
Clorox Co. (The)	45	7,079
Coca-Cola Co. (The)	1,331	77,730
Colgate-Palmolive Co.	298	21,986
Conagra Brands, Inc.	165	5,432
Estee Lauder Cos., Inc. (The), Class A	77	15,027
General Mills, Inc.	209	10,914
Hershey Co. (The)	52	8,069
Hormel Foods Corp.	95	4,490
JM Smucker Co. (The)	40	4,144
Kellogg Co.	85	5,798
Keurig Dr Pepper, Inc.	90	2,568
Kimberly-Clark Corp.	119	17,046
Kroger Co. (The)	277	7,440
McCormick & Co., Inc.	41	6,698
Molson Coors Beverage Co., Class B	60	3,335
Mondelez International, Inc., Class A	493	28,288
PepsiCo, Inc.	483	68,596
Procter & Gamble Co. (The)	858	106,924
Sysco Corp.	169	13,882
Walgreens Boots Alliance, Inc.	260	13,221
Total Consumer Staples		440,480

Energy — 1.2%
Baker Hughes Co.	225	4,874
Cheniere Energy, Inc.*	80	4,739
Halliburton Co.	280	6,107
Kinder Morgan, Inc.	677	14,129
ONEOK, Inc.	141	10,557
Schlumberger Ltd.	480	16,085
Targa Resources Corp.	80	2,920
Valero Energy Corp.	143	12,056
Williams Cos., Inc. (The)	415	8,586
Total Energy		80,053

Financials — 6.9%
Aflac, Inc.	242	12,480
Allstate Corp. (The)	113	13,395
American Express Co.	217	28,182
American International Group, Inc.	301	15,128
Ameriprise Financial, Inc.	45	7,444
Annaly Capital Management, Inc.	504	4,919
Aon PLC	82	18,061
Arch Capital Group Ltd.*	135	5,962
Bank of New York Mellon Corp. (The)	298	13,344
Capital One Financial Corp.	163	16,267
Chubb Ltd.	137	20,823
Cincinnati Financial Corp.	55	5,772
Comerica, Inc.	50	3,058
Discover Financial Services	110	8,264
E*TRADE Financial Corp.	85	3,623
Fifth Third Bancorp	252	7,169
First Republic Bank	58	6,431
Franklin Resources, Inc.	100	2,530
Globe Life, Inc.	35	3,649

Schedules of Investments ─ IQ Candriam ESG U.S. Equity ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
Hartford Financial Services Group, Inc. (The)	125	$7,410
Huntington Bancshares, Inc.	355	4,817
Intercontinental Exchange, Inc.	191	19,050
KeyCorp	340	6,361
Lincoln National Corp.	70	3,814
Marsh & McLennan Cos., Inc.	175	19,576
MetLife, Inc.	250	12,428
Moody's Corp.	58	14,894
Morgan Stanley	434	22,681
MSCI, Inc.	28	8,002
Northern Trust Corp.	70	6,847
PNC Financial Services Group, Inc. (The)	142	21,094
Progressive Corp. (The)	201	16,219
Prudential Financial, Inc.	140	12,748
Raymond James Financial, Inc.	45	4,114
Regions Financial Corp.	345	5,372
Reinsurance Group of America, Inc.	23	3,313
S&P Global, Inc.	86	25,261
Travelers Cos., Inc. (The)	87	11,451
Truist Financial Corp.	462	23,825
Zions Bancorp NA	60	2,729
Total Financials		448,507

Health Care — 14.7%
Abbott Laboratories	610	53,155
AbbVie, Inc.	513	41,563
ABIOMED, Inc.*	15	2,794
Agilent Technologies, Inc.	105	8,669
Alexion Pharmaceuticals, Inc.*	75	7,454
Align Technology, Inc.*	25	6,427
AmerisourceBergen Corp.	55	4,706
Amgen, Inc.	207	44,722
Baxter International, Inc.	178	15,881
Becton Dickinson and Co.	93	25,592
Biogen, Inc.*	63	16,938
Boston Scientific Corp.*	482	20,181
Bristol-Myers Squibb Co.	567	35,693
Cardinal Health, Inc.	100	5,121
Centene Corp.*	139	8,731
Cerner Corp.	105	7,542
Cigna Corp.	131	25,202
Cooper Cos., Inc. (The)	18	6,244
CVS Health Corp.	452	30,655
Danaher Corp.	222	35,713
Edwards Lifesciences Corp.*	73	16,050
Eli Lilly & Co.	294	41,054
Gilead Sciences, Inc.	438	27,682
HCA Healthcare, Inc.	92	12,770
Hologic, Inc.*	90	4,817
Humana, Inc.	48	16,140
Illumina, Inc.*	51	14,794
Incyte Corp.*	62	4,530
IQVIA Holdings, Inc.*	60	9,315
Jazz Pharmaceuticals PLC*	20	2,867
Johnson & Johnson	918	136,663
Laboratory Corp. of America Holdings*	35	6,139
Medtronic PLC	466	53,795
Merck & Co., Inc.	889	75,956
Mettler-Toledo International, Inc.*	7	5,300
Mylan NV*	175	3,748
Perrigo Co. PLC	45	2,567
Quest Diagnostics, Inc.	48	5,312
ResMed, Inc.	50	7,948
Stryker Corp.	111	23,388
Thermo Fisher Scientific, Inc.	138	43,220
Varian Medical Systems, Inc.*	33	4,639
Vertex Pharmaceuticals, Inc.*	89	20,207
Waters Corp.*	22	4,923
Total Health Care		946,807

Industrials — 5.8%
3M Co.	200	31,732
CH Robinson Worldwide, Inc.	45	3,250
Cintas Corp.	30	8,369
CoStar Group, Inc.*	11	7,183
CSX Corp.	265	20,230
Cummins, Inc.	55	8,798
Deere & Co.	110	17,444
Dover Corp.	50	5,693
Eaton Corp. PLC	145	13,698
FedEx Corp.	83	12,005
General Electric Co.	2,964	36,902
Johnson Controls International PLC	276	10,888
Kansas City Southern	35	5,904
Masco Corp.	100	4,752
Nielsen Holdings PLC	120	2,448
Norfolk Southern Corp.	92	19,155
Parker-Hannifin Corp.	45	8,806
Republic Services, Inc.	75	7,129
Rockwell Automation, Inc.	40	7,666
Roper Technologies, Inc.	36	13,740
Southwest Airlines Co.	165	9,072
Stanley Black & Decker, Inc.	51	8,126
Union Pacific Corp.	244	43,778
United Parcel Service, Inc., Class B	241	24,948
United Rentals, Inc.*	28	3,799
Verisk Analytics, Inc.	57	9,261
Waste Management, Inc.	145	17,647
WW Grainger, Inc.	16	4,843
Xylem, Inc.	61	4,981
Total Industrials		372,247

Information Technology — 31.9%
Accenture PLC, Class A	219	44,941
Adobe, Inc.*	168	58,992
Advanced Micro Devices, Inc.*	373	17,531
Akamai Technologies, Inc.*	55	5,134
Alliance Data Systems Corp.	15	1,542
Amphenol Corp., Class A	103	10,245
Analog Devices, Inc.	128	14,048
ANSYS, Inc.*	28	7,681
Apple, Inc.	1,376	425,886
Applied Materials, Inc.	320	18,557
Autodesk, Inc.*	75	14,764
Automatic Data Processing, Inc.	140	23,995
Broadcom, Inc.	132	40,281
Broadridge Financial Solutions, Inc.	40	4,766
Cadence Design Systems, Inc.*	95	6,850
Cisco Systems, Inc.	1,464	67,300
Citrix Systems, Inc.	45	5,455
Cognizant Technology Solutions Corp., Class A	195	11,969
Corning, Inc.	265	7,073
Dell Technologies, Inc., Class C*	73	3,560
F5 Networks, Inc.*	20	2,442

Schedules of Investments ─ IQ Candriam ESG U.S. Equity ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Fortinet, Inc.*	50	$5,768
Hewlett Packard Enterprise Co.	455	6,338
HP, Inc.	515	10,980
Intel Corp.	1,530	97,813
International Business Machines Corp.	305	43,838
Intuit, Inc.	88	24,673
Juniper Networks, Inc.	115	2,638
KLA Corp.	55	9,116
Lam Research Corp.	50	14,910
Mastercard, Inc., Class A	306	96,678
Microchip Technology, Inc.	80	7,798
Micron Technology, Inc.*	380	20,174
Microsoft Corp.	2,597	442,087
Motorola Solutions, Inc.	56	9,912
NortonLifeLock, Inc.	195	5,542
NVIDIA Corp.	202	47,759
Oracle Corp.	736	38,603
PayPal Holdings, Inc.*	406	46,239
QUALCOMM, Inc.	419	35,745
salesforce.com, Inc.*	291	53,052
Seagate Technology PLC	85	4,844
ServiceNow, Inc.*	65	21,985
Splunk, Inc.*	51	7,918
SS&C Technologies Holdings, Inc.	75	4,726
Synopsys, Inc.*	52	7,671
TE Connectivity Ltd.	115	10,601
Texas Instruments, Inc.	323	38,970
VeriSign, Inc.*	35	7,285
Visa, Inc., Class A	597	118,785
VMware, Inc., Class A*	27	3,998
Western Union Co. (The)	145	3,901
Workday, Inc., Class A*	55	10,155
Xilinx, Inc.	88	7,434
Total Information Technology		2,060,948

Materials — 2.8%
Air Products & Chemicals, Inc.	77	18,381
Albemarle Corp.	35	2,810
Axalta Coating Systems Ltd.*	70	2,017
Ball Corp.	115	8,301
DuPont de Nemours, Inc.	258	13,204
Ecolab, Inc.	88	17,258
International Flavors & Fragrances, Inc.	38	4,982
International Paper Co.	135	5,497
Linde PLC	186	37,782
LyondellBasell Industries NV, Class A	89	6,929
Mosaic Co. (The)	120	2,381
Newmont Corp.	284	12,797
Nucor Corp.	105	4,986
Packaging Corp. of America	31	2,968
PPG Industries, Inc.	83	9,947
Sealed Air Corp.	55	1,952
Sherwin-Williams Co. (The)	28	15,596
Steel Dynamics, Inc.	70	2,092
Vulcan Materials Co.	45	6,373
Westrock Co.	85	3,315
Total Materials		179,568

Real Estate — 3.9%
Alexandria Real Estate Equities, Inc.	40	6,528
American Tower Corp.	153	35,456
AvalonBay Communities, Inc.	47	10,185
Boston Properties, Inc.	55	7,884
CBRE Group, Inc., Class A*	110	6,716
Crown Castle International Corp.	143	21,427
Digital Realty Trust, Inc.	71	8,732
Duke Realty Corp.	126	4,575
Equinix, Inc.	29	17,102
Equity Residential	125	10,385
Essex Property Trust, Inc.	21	6,505
Extra Space Storage, Inc.	45	4,981
Healthpeak Properties, Inc.	171	6,154
Host Hotels & Resorts, Inc.	250	4,085
Iron Mountain, Inc.	95	3,003
Kimco Realty Corp.	140	2,667
Mid-America Apartment Communities, Inc.	40	5,489
Prologis, Inc.	217	20,155
Regency Centers Corp.	55	3,412
SBA Communications Corp.	40	9,982
Simon Property Group, Inc.	103	13,715
SL Green Realty Corp.	30	2,761
UDR, Inc.	101	4,839
Ventas, Inc.	128	7,406
Vornado Realty Trust	60	3,946
Welltower, Inc.	140	11,887
Weyerhaeuser Co.	255	7,382
WP Carey, Inc.	58	4,879
Total Real Estate		252,238

Utilities — 1.7%
American Water Works Co., Inc.	61	8,308
Atmos Energy Corp.	40	4,681
Avangrid, Inc.	20	1,065
CenterPoint Energy, Inc.	170	4,502
Consolidated Edison, Inc.	115	10,810
Eversource Energy	111	10,261
NextEra Energy, Inc.	169	45,326
Public Service Enterprise Group, Inc.	176	10,419
Sempra Energy	95	15,261
Total Utilities		110,633

Total Common Stocks (Cost $6,296,946)		6,451,663

Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.55%(a) (Cost $11,166)	11,166	11,166
Total Investments — 100.0% (Cost $6,308,112)		6,462,829
Other Assets and Liabilities, Net — 0.0%(b)		4,650
Net Assets — 100.0%		$6,467,479

*	Non-income producing securities.
(a)	Reflects the 1-day yield at January 31, 2020.
(b)	Less than 0.05%.

Schedules of Investments ─ IQ Candriam ESG U.S. Equity ETF (continued)

January 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c) Common Stocks	$6,451,663	$–	$–	$6,451,663

Short-Term Investment: Money Market Fund	11,166	–	–	11,166
Total Investments in Securities	$6,462,829	$–	$–	$6,462,829

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.